Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - XCEL 401(k)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%	9.50%